Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Tax Effect on the Components of Other Comprehensive Income	The tax effect on the components of other comprehensive income is shown below:
	As at December 31,
	2023			2022
	Gross value	Tax effect	Net value	Gross value	Tax effect	Net value
Loss from financial instruments designated at fair value through other comprehensive income	(16,433)	-	(16,433)	(16,202)	-	(16,202)
Remeasurement loss on defined benefit plans	(5,052)	1,844	(3,208)	(536)	334	(202)
Translation exchange differences	(2,323,383)	-	(2,323,383)	(997,445)	-	(997,445)
Gain from cash-flow hedge	8,757	2,610	11,367	12,939	(4,529)	8,410
(Loss) on hedge of net investment in foreign operations	(18,977)	-	(18,977)	(18,977)	-	(18,977)
Total other comprehensive income	(2,355,088)	4,454	(2,350,634)	(1,020,221)	(4,195)	(1,024,416)
Other comprehensive income of non - controlling interests			(46,588)			(57,514)
Other comprehensive income of the parent			(2,304,046)			(966,902)